TAXES (Details Narrative)	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2022 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate	15.00%
Description on tax rate	Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from 2015 to 2023
Foreign taxes	$ 100,210	$ 117,514
Income Tax Holiday, Income Tax Benefits Per Share | $ / shares	$ 0.00	$ 0.00
Accrued Income Taxes	$ 4,600,000	$ 4,300,000
Accrued Liabilities	3,000,000.0			¥ 20,424,826
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Accrued Liabilities	4,600,000
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Accrued Liabilities	$ 1,500,000
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate	16.50%